Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Consolidated Balance of Inventories
As of December 31, 2022 and 2021, the consolidated balance of inventories was summarized as follows:

	2022	2021
Materials and spare parts	$563	372
Finished goods	406	343
Raw materials	329	242
Work-in-process	284	225
Inventory in transit	87	79

	$1,669	1,261